Risk management - Cash flow hedge for future exports (Movement in other comprehensive income) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk management
Opening balance	$ (2,473,999)	$ (945,250)	$ (136,473)
Exchange difference	5,194,529	(4,317,263)	(1,533,743)
Reclassification to profit or loss (Note 24)	479,779	1,143,287	249,978
Ineffectiveness	25,454	6,625	24,496
Deferred income tax (Note 10)	(2,624,019)	1,638,602	450,492
Closing balance	$ 601,744	$ (2,473,999)	$ (945,250)